IMPAIRMENTS AND IMPAIRMENT REVERSALS (Tables)	12 Months Ended
Dec. 31, 2020
Impairment Of Assets [Abstract]
Mineral property impairments
For the year ended December 31, 2020, the Company's net impairment reversal in respect of the following CGUs was as follows:

For the year ended December 31,	2020
Total
El Peñón	$560.0
Cerro Moro	(369.0)
Net impairment reversal	$191.0